Derivative Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011 Interest Rate Swap	Dec. 31, 2009 Interest Rate Swap	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Derivative [Line Items]
Bank borrowings amount, outstanding	$ 2,421,327
Bank borrowings amount carrying variable interest	940,716
Bank borrowings amount, effective interest rates				3.6429%	7.755%
Notional amount		$ 100,000	$ 60,000